Consolidated Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Cash flows from operating activities:
Net income / (loss)		$ 34,980	$ 39,364
Successor [Member]
Cash flows from operating activities:
Net income / (loss)		34,980	39,364
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		42,416	88,111
Shares issued for transaction costs		2,719
Stock-based compensation		1,034	5,654
(Gain) on disposal of assets		(986)	(1,659)
Non-cash interest expense		2,055	1,884
Deferred tax expense (benefit)		(2,025)	(3,935)
Allowance for doubtful receivables		693	1,771
Provision for obsolete service inventories		1,155	622
NPS equity stock-earn out		(5,723)
Other operating activities, net		796	90
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		10,329	(39,176)
(Increase) in inventories		5,440	(21,312)
(Increase) in prepaid expenses		596	(2,573)
(Increase) in other current assets		(36,373)	585
(Increase) decrease in other long-term assets and liabilities			8,623
Increase (decrease) in accounts payable and accrued expenses		(34,943)	19,438
Increase (decrease) in other current liabilities		18,677	(8,396)
Net cash provided by operating activities		40,840	89,091
Cash flows from investing activities:
Capital expenditures		(23,211)	(107,938)
Proceeds from disposal of assets		5,309	1,625
Proceeds from the Company's Trust account		231,782
Acquisition of business, net of cash acquired		(282,190)
Other investing activities		1,722	(1,025)
Net cash used in investing activities		(66,588)	(107,338)
Cash flows from financing activities:
Proceeds from long-term debt		92,490	365,000
Repayments of long-term debt		(61,606)	(285,048)
Proceeds from short-term borrowings			49,305
Repayments of short-term borrowings			(56,965)
Payments on capital leases
Proceeds from issuance of shares		48,294
Redemption of ordinary shares		(19,380)
Payment of deferred underwriting fees		(9,070)
Dividend paid
Other financing activities, net		(134)	(5,717)
Net cash provided by (used in) financing activities		50,594	66,575
Effect of exchange rate changes on cash			(19)
Net increase (decrease) in cash		24,846	48,309
Cash and cash equivalents, beginning of period		46	24,892
Cash and cash equivalents, end of period	$ 46	24,892	73,201
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid		8,812	17,290
Income taxes paid		6,008	$ 19,192
Predecessor [Member] | NPS Holdings Limited [Member]
Cash flows from operating activities:
Net income / (loss)	6,736			$ 28,353
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,284			38,408
Shares issued for transaction costs
Stock-based compensation
(Gain) on disposal of assets				(228)
Non-cash interest expense	3,350			7,835
Deferred tax expense (benefit)				598
Allowance for doubtful receivables	2,402			334
Provision for obsolete service inventories
NPS equity stock-earn out
Other operating activities, net	1,442
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(15)			(5,000)
(Increase) in inventories	(2,080)			(8,118)
(Increase) in prepaid expenses	(759)			2,070
(Increase) in other current assets	(16,257)			7,480
(Increase) decrease in other long-term assets and liabilities	(544)
Increase (decrease) in accounts payable and accrued expenses	7,335			9,172
Increase (decrease) in other current liabilities	1,932			2,289
Net cash provided by operating activities	20,826			83,193
Cash flows from investing activities:
Capital expenditures	(9,861)			(48,657)
Proceeds from disposal of assets				282
Proceeds from the Company's Trust account
Acquisition of business, net of cash acquired	(1,098)			(624)
Other investing activities	3,043			(3,043)
Net cash used in investing activities	(7,916)			(52,042)
Cash flows from financing activities:
Proceeds from long-term debt	47,063
Repayments of long-term debt
Proceeds from short-term borrowings
Repayments of short-term borrowings				(7,871)
Payments on capital leases
Proceeds from issuance of shares
Redemption of ordinary shares
Payment of deferred underwriting fees	(164)
Dividend paid	(48,210)			(20,000)
Other financing activities, net	(4,429)			(4,267)
Net cash provided by (used in) financing activities	(5,740)			(32,138)
Effect of exchange rate changes on cash	(16)			(45)
Net increase (decrease) in cash	7,154			(1,032)
Cash and cash equivalents, beginning of period	24,502	$ 31,656		25,534
Cash and cash equivalents, end of period	31,656			24,502
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	3,636			7,989
Income taxes paid	$ 345			$ 3,286